Basis of presentation	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Basis of presentation
Basis of presentation

2. Basis of presentation

Statement of compliance

These Unaudited Condensed Consolidated Interim Financial Statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain disclosures included in annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB have been condensed or omitted and these Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Company’s audited Consolidated Financial Statements for the year ended March 31, 2024. These Condensed Consolidated Interim Financial Statements follow the same accounting policies, estimates, and methods of application as our most recent annual financial statements.

The Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue on January 21, 2024 by the directors of the Company.

Consolidated Statements of Financial Position

The Consolidated Statements of Financial Position include the assets and liabilities that are the Clinical Trial related assets and liabilities, which have been determined in the following manner:

●	Cash is comprised of cash and cash equivalents which the Company utilizes for working capital purposes.
●	Restricted cash comprises a guaranteed investment certificate which is held as collateral for a credit lending agreement.
●	Other receivables are comprised of sales tax receivable from the Canadian Revenue Agency and the Australian Taxation Office.
●	Prepaids consists of D&O insurance fees prepaid.
●	Accounts payable and accrued liabilities consist of audit, consulting fees and legal fees related to the Company and its Clinical Trials.

Consolidated Statements of Net Loss and Comprehensive Loss

●	The Consolidated Statements of Net Loss and Comprehensive Loss include operating expenses that are related to the Company and its Clinical Trials.

The comparative Condensed Consolidated Interim Financial Statements for the three and six months were presented on a carve out basis (“Carve-out Financial Statements”).

The Carve-out Financial Statements have been prepared on a carve-out basis from the PGI consolidated financial statements for the purpose of presenting the historical financial position, financial performance and cash flows of the Company on a stand-alone basis. The accounting policies applied in the Carve-out Financial Statements are, to the extent applicable, consistent with accounting policies applied in the PGI consolidated financial statements, and as a result, reflect the carrying amounts that are included in PGI’s consolidated financial statements.

In determining the perimeter of the Carve-out Financial Statements, the activities related to the Company’s clinical trials were considered to include the operations of Psyence Biomed Corp. and Psyence Australia (Pty) Ltd carried out through PGI directly as well as through legal entities of PGI as detailed above.

The Company believes the allocation assumptions applied in the Carve-out Financial Statements to be a reasonable reflection of the utilization of services provided by PGI. However, different allocation assumptions could have resulted in different outcomes. The allocations are therefore not necessarily representative of the financial position, financial performance or cash flows that would have been reported if PBM operated on its own or as an entity independent from PGI during the periods presented.

The Company believes the basis of preparation described above results in the Carve-out Financial Statements reflecting the assets and liabilities associated with PBM and reflects costs associated with the functions that would be necessary to operate independently.

Basis of consolidation

These Condensed Consolidated Interim Financial Statement incorporate the accounts of PBM and its subsidiaries performing Clinical Trials. A subsidiary is an entity controlled by PBM and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of PBM as at September 30, 2024 and March 31, 2024 for the purpose of these Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

The financial results of subsidiaries in financial period ended September 30, 2023 were presented on a carve out basis.

Functional and presentation currency

These Financial Statements are presented in United States Dollars (“USD $”), which is also PBM’s functional currency. The Company’s functional currency before the listing on the NASDAQ was Canadian Dollars. The USD $ represents the currency of the Company’s funding and is the currency of the primary economic environment in which the Company operates in, except for the Company’s Australian subsidiary which has an Australian Dollar functional currency. See change in accounting policy in Note 3 for further details on the change in the Company’s presentation currency.

2. Basis of presentation

Statement of compliance

The Financial Statements of the Company have been prepared using accounting policies in compliance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Financial Statements were authorized for issue on July 26, 2024 by the directors of the Company.

Consolidated Statements of Financial Position

The Consolidated Statements of Financial Position include the assets and liabilities that are the Clinical Trial related assets and liabilities, which have been determined in the following manner:

●	Cash is comprised of cash and cash equivalents which the Company utilizes for working capital purposes.
●	Restricted cash comprises a guaranteed investment certificate which is held as collateral for a credit lending agreement.
●	Other receivables are comprised of sales tax receivable from the Canadian Revenue Agency and the Australian Taxation Office.
●	Prepaids consists of D&O insurance fees prepaid.
●	Accounts payable and accrued liabilities consist of audit, consulting fees and legal fees related to the Company and its Clinical Trials.

Consolidated Statements of Net Loss and Comprehensive Loss

●	The Consolidated Statements of Net Loss and Comprehensive Loss include operating expenses that are related to the Company and its Clinical Trials.

The Financial Statements up until January 25, 2024 were presented on a carve out basis (“Carve-out Financial Statements”).

The Financial Statements have been prepared on a carve-out basis from the PGI consolidated financial statements for the purpose of presenting the historical financial position, financial performance and cash flows of the Company on a stand-alone basis. The accounting policies applied in the Carve-out Financial Statements are, to the extent applicable, consistent with accounting policies applied in the PGI consolidated financial statements, and as a result, reflect the carrying amounts that are included in PGI’s consolidated financial statements.

In determining the perimeter of the Carve-out Financial Statements, the activities related to the Company’s clinical trials were considered to include the operations of Psyence Biomed Corp. and Psyence Australia (Pty) Ltd carried out through PGI directly as well as through legal entities of PGI as detailed above.

In the Carve-out Financial Statements of PBM, all intercompany balances and have been eliminated. The transactions and balances with the remaining PGI operations that are not part of these Carve-out Financial Statements have not been eliminated.

The Carve-out Financial Statements present the assets, liabilities, expenses and cash flows attributable to the clinical trial activities for the year ended March 31, 2023 and from April 1, 2023 to the Closing Date, and include allocations of certain transactions and balances.

The Company believes the allocation assumptions applied in the Carve-out Financial Statements to be a reasonable reflection of the utilization of services provided by PGI. However, different allocation assumptions could have resulted in different outcomes. The allocations are therefore not necessarily representative of the financial position, financial performance or cash flows that would have been reported if PBM operated on its own or as an entity independent from PGI during the periods presented.

The Company believes the basis of preparation described above results in the Carve-out Financial Statements reflecting the assets and liabilities associated with PBM and reflects costs associated with the functions that would be necessary to operate independently.

Basis of consolidation

These Financial Statement incorporate the accounts of PBM and its subsidiaries performing Clinical Trials. A subsidiary is an entity controlled by PBM and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of PBM have been consolidated commencing the Closing Date and on March 31, 2024 for the purpose of these Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

The financial results of subsidiaries in financial year ended March 31, 2023 and up to January 25, 2024 were presented on a carve out basis.

Basis of measurement

These Financial Statements have been prepared on an accrual basis, are based on historical costs, unless otherwise noted.

Functional and presentation currency

These Financial Statements are presented in United States Dollars (“USD $”), which is also PBM’s functional currency. The Company’s functional currency before the Closing Date of the BCA was Canadian Dollars.

This changed upon consummation of the BCA at which time the USD $ represents the currency of the Company’s funding and is the currency of the primary economic environment in which the Company operates in, except for the Company’s Australian subsidiary which has an Australian Dollar functional currency.

See change in accounting policy in note 3 for further details on the change in the Company’s presentation currency.